Quarterly Holdings Report
for
Fidelity® Magellan® K6 Fund
June 30, 2024
MAG-K6-NPRT1-0824
1.9893880.105
Common Stocks - 97.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.8%
Interactive Media & Services - 8.8%
Alphabet, Inc.:
Class A	59,460	10,830,639
Class C	28,880	5,297,170
Meta Platforms, Inc. Class A	22,253	11,220,408
		27,348,217
CONSUMER DISCRETIONARY - 9.5%
Broadline Retail - 4.8%
Amazon.com, Inc. (a)	77,115	14,902,474
Hotels, Restaurants & Leisure - 2.5%
Hilton Worldwide Holdings, Inc.	18,351	4,004,188
Marriott International, Inc. Class A	14,412	3,484,389
Yum! Brands, Inc.	993	131,533
		7,620,110
Specialty Retail - 2.2%
AutoZone, Inc. (a)	1,166	3,456,141
O'Reilly Automotive, Inc. (a)	3,311	3,496,615
		6,952,756
TOTAL CONSUMER DISCRETIONARY		29,475,340
CONSUMER STAPLES - 1.9%
Consumer Staples Distribution & Retail - 1.9%
Costco Wholesale Corp.	6,741	5,729,783
FINANCIALS - 9.9%
Capital Markets - 3.6%
Ares Management Corp. Class A,	23,230	3,096,094
Moody's Corp.	9,515	4,005,149
S&P Global, Inc.	9,269	4,133,974
		11,235,217
Financial Services - 3.7%
MasterCard, Inc. Class A	12,433	5,484,942
Visa, Inc. Class A	22,375	5,872,766
		11,357,708
Insurance - 2.6%
Arthur J. Gallagher & Co.	15,099	3,915,322
Marsh & McLennan Companies, Inc.	18,900	3,982,608
		7,897,930
TOTAL FINANCIALS		30,490,855
HEALTH CARE - 9.6%
Health Care Equipment & Supplies - 1.3%
Boston Scientific Corp. (a)	51,770	3,986,808
Health Care Providers & Services - 3.1%
Cencora, Inc.	14,376	3,238,913
UnitedHealth Group, Inc.	12,611	6,422,278
		9,661,191
Life Sciences Tools & Services - 1.5%
Thermo Fisher Scientific, Inc.	8,112	4,485,936
Pharmaceuticals - 3.7%
Eli Lilly & Co.	9,183	8,314,105
Novo Nordisk A/S Series B sponsored ADR	22,870	3,264,464
		11,578,569
TOTAL HEALTH CARE		29,712,504
INDUSTRIALS - 15.0%
Aerospace & Defense - 3.9%
General Electric Co.	26,890	4,274,703
HEICO Corp. Class A	21,430	3,804,254
TransDigm Group, Inc.	3,244	4,144,567
		12,223,524
Building Products - 1.1%
Trane Technologies PLC	10,860	3,572,180
Commercial Services & Supplies - 3.2%
Cintas Corp.	4,746	3,323,434
Copart, Inc.	61,246	3,317,083
Waste Connections, Inc. (United States)	18,400	3,226,624
		9,867,141
Construction & Engineering - 1.1%
Quanta Services, Inc.	13,973	3,550,400
Electrical Equipment - 2.3%
AMETEK, Inc.	18,897	3,150,319
Eaton Corp. PLC	12,215	3,830,013
		6,980,332
Professional Services - 1.2%
Verisk Analytics, Inc.	13,558	3,654,559
Trading Companies & Distributors - 2.2%
United Rentals, Inc.	5,093	3,293,796
Watsco, Inc.	7,330	3,395,549
		6,689,345
TOTAL INDUSTRIALS		46,537,481
INFORMATION TECHNOLOGY - 36.8%
Communications Equipment - 2.6%
Arista Networks, Inc. (a)	11,550	4,048,044
Motorola Solutions, Inc.	10,284	3,970,138
		8,018,182
Electronic Equipment, Instruments & Components - 1.2%
Amphenol Corp. Class A	57,332	3,862,457
IT Services - 1.1%
Gartner, Inc. (a)	7,564	3,396,690
Semiconductors & Semiconductor Equipment - 15.8%
Applied Materials, Inc.	18,750	4,424,813
ASML Holding NV (depository receipt)	3,040	3,109,099
Broadcom, Inc.	5,188	8,329,490
KLA Corp.	5,665	4,670,849
Lam Research Corp.	4,161	4,430,841
NVIDIA Corp.	194,310	24,005,057
		48,970,149
Software - 16.1%
Cadence Design Systems, Inc. (a)	11,966	3,682,537
Constellation Software, Inc.	1,120	3,227,152
Intuit, Inc.	7,121	4,679,992
Microsoft Corp.	58,482	26,138,527
Oracle Corp.	34,950	4,934,940
PTC, Inc. (a)	17,790	3,231,909
Synopsys, Inc. (a)	6,489	3,861,344
		49,756,401
TOTAL INFORMATION TECHNOLOGY		114,003,879
MATERIALS - 4.8%
Chemicals - 2.6%
Linde PLC	10,615	4,657,968
Sherwin-Williams Co.	11,796	3,520,280
		8,178,248
Construction Materials - 2.2%
Martin Marietta Materials, Inc.	6,387	3,460,477
Vulcan Materials Co.	12,809	3,185,342
		6,645,819
TOTAL MATERIALS		14,824,067
UTILITIES - 1.2%
Electric Utilities - 1.2%
Constellation Energy Corp.	17,896	3,584,032
TOTAL COMMON STOCKS (Cost $172,840,060)		301,706,158

Money Market Funds - 2.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (b) (Cost $6,546,931)	6,545,622	6,546,931

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $179,386,991)	308,253,089
NET OTHER ASSETS (LIABILITIES) - 0.4%	1,388,085
NET ASSETS - 100.0%	309,641,174

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	1,768,947	19,949,255	15,171,247	35,268	(24)	-	6,546,931	0.0%
Fidelity Securities Lending Cash Central Fund 5.38%	-	11,291,914	11,291,914	400	-	-	-	0.0%
Total	1,768,947	31,241,169	26,463,161	35,668	(24)	-	6,546,931

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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